INCOME TAXES (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income before income tax provision		$ 7,771,875
Tax at the PRC EIT tax rates		1,942,969
HNTE tax incentive		(361,863)
Tax effect of non-deductible expenses	$ 429,497	343,970
Tax effect of Research and development expenses deduction		(31,828)
Non-taxable investment income
Write-off of net operating loss carry forwards
Others	(40,474)
Change in valuation allowance		38,114
Income tax expense	$ 1,789,902	$ 1,931,362